ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER LIABILITIES.
Schedule of accrued expenses and other liabilities

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Salary and welfare payable	1,164,401	1,228,253	176,427
Accrual for purchases of property and equipment	252,265	128,457	18,452
Accrued expenses	277,479	81,576	11,718
Borrowings for electronic machinery and equipment	—	40,036	5,751
Payable for business acquisitions	12,335	11,095	1,594
Others	532,305	533,846	76,680
	2,238,785	2,023,263	290,622